As filed with the Securities and Exchange Commission on March 6, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22552

City National Rochdale International Trade Fixed Income Fund
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Michael Gozzillo
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2014

Item 1. Reports to Stockholders.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

December 31, 2014

City National Rochdale International Trade Fixed Income Fund

Financial Statements

December 31, 2014

TABLE OF CONTENTS

Page

Financial Statements
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Schedule of Investments	6-9
Notes to Financial Statements	10-24
Financial Highlights	25

Renewal of Investment Management Agreement	26-28
Additional Information	29

City National Rochdale International Trade Fixed Income Fund

Statement of Assets and Liabilities

December 31, 2014 (Unaudited)

ASSETS
Investments in securities, at fair value (cost $17,216,868)	$15,389,551
Cash and cash equivalents	111,959
Interest receivable	110,582
Receivable for investments sold	997,000
Receivable from Adviser	17,082
Other assets	2,060

Total Assets	16,628,234

LIABILITIES
Distributions payable	380,360
Accrued loan servicing fees	12,774
Accrued professional fees	6,496
Payable to trustees	850
Accrued expenses and other liabilities	25,111

Total Liabilities	425,591

NET ASSETS	$16,202,643

Shares outstanding
(Unlimited number of shares authorized, no par value)	708,813

Net asset value per share (net assets/shares outstanding)	$22.86

COMPONENTS OF NET ASSETS
Paid in capital	$18,601,691
Undistributed net investment income	(12,490)
Accumulated net realized loss on investments	(559,241)
Net unrealized depreciation on investments	(1,827,317)
Total Net Assets	$16,202,643

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund

Statement of Operations

For the Six Months Ended December 31, 2014 (Unaudited)

INVESTMENT INCOME
Interest income	$526,499
Bank loan fee income	33,399

Investment Income	559,898

EXPENSES
Professional fees	64,714
Management fees	61,741
Loan servicing fees	24,556
Fund accounting fees	24,000
Fund administration fees	22,382
Insurance expense	15,035
Transfer agent fees	14,106
Investor servicing fees	9,757
Custody fees	7,500
Registration expense	5,782
Trustee fees	1,388
Other expenses	2,147

Total Expenses	253,108
Less: expenses waived and reimbursed	(61,079)

Net Expenses	192,029

Net Investment Income	367,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	41,626
Net change in unrealized appreciation/depreciation on investments	(1,143,371)

Net Realized and Unrealized Loss on Investments	(1,101,745)
Net Decrease in Net Assets Resulting from Operations	$(733,876)

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund

Statement of Changes in Net Assets
For the Six Months Ended December 31, 2014 (Unaudited)

	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014
FROM OPERATIONS
Net investment income	$367,869	$968,648
Net realized gain (loss) on investments	41,626	(600,867)
Net change in unrealized appreciation/depreciation on investments	(1,143,371)	(507,869)

Net Decrease in Net Assets Resulting from Operations	(733,876)	(140,088)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(380,360)	(1,424,734)
From net realized gain	-	(92,935)

Total Distributions to Shareholders	(380,360)	(1,517,669)

INCREASE FROM TRANSACTIONS IN NET ASSETS
Proceeds from sales of shares	-	3,696,380
Reinvestment of distributions	-	64,561
Cost of redemptions of shares	(11,996,910)	-

Net Decrease from Transactions in Net Assets	(11,996,910)	3,760,941

Total Decrease in Net Assets	(13,111,146)	2,103,184

NET ASSETS
Beginning of period	29,313,789	27,210,605

End of period	$16,202,643	$29,313,789

Undistributed net investment income	$(12,490)	$1

CHANGE IN SHARES
Shares sold	-	148,650
Shares issued on reinvestment of distributions	-	2,636
Shares redeemed	(514,010)	-
Net decrease	(514,010)	151,286

Shares outstanding, beginning of period	1,222,823	1,071,537
Shares outstanding, end of period	708,813	1,222,823

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund

Statement of Cash Flows

For the Six Months Ended December 31, 2014 (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(733,876)
Adjustments to reconcile net decrease in net assets
resulting from operations to net cash used in operating activities:
Purchases of investments	(521,250)
Sales of investments	11,581,433
Purchases of money market fund	(11,450,700)
Sales of money market fund	13,346,665
Net realized gain on investments	(41,626)
Net change in unrealized appreciation/depreciation on investments	1,143,371
Net discount accretion on investments	(81,019)
Change in Operating Assets and Liabilities:
Interest receivable	31,298
Prepaid expenses	18,178
Receivable for investments sold	(997,000)
Distributions payable	(12,613)
Payable to adviser	1,595
Accrued professional fees	(33,430)
Accrued loan servicing fees	7,857
Investor servicing fee payable	(14,919)
Payable to trustees	(450)
Accrued expenses and other liabilities	(21,369)

Net cash from operating activities	12,222,145

CASH FLOWS FROM FINANCING ACTIVITIES
Payments for redemptions of shares	(11,996,910)
Distributions paid to shareholders	(380,360)

Net cash from financing activities	(12,377,270)

Net change in cash and cash equivalents	(155,125)

CASH AND CASH EQUIVALENTS
Beginning of period	267,084

End of period	$111,959

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, December 31, 2014 (Unaudited)

Principal		Percentage of	Coupon		Maturity
Amount		Net Assets	Rate (a)		Date	Fair Value

	Long-Term Investments:

	Asset Backed Securities:

	Hong Kong
$1,000,000	Sea Lane Series 2011-1A - Class A (Acquired 11/02/2012,	6.2%	14.22%		02/12/2016	$997,500
	Aggregate Cost $1,044,550) (b) (c)

	Total Asset Backed Securities (Cost $1,015,211):	6.2				997,500

	Corporate Bank Loans:

	Bangladesh
1,062,500	Bangladesh Biman Airlines	6.6	5.72		02/05/2019	1,062,500

	Brazil
866,667	Bahia Speciality Cellulose S.A.	5.3	4.10		02/02/2018	866,667

	Ecuador
1,000,000	Pardaliservices SA	6.2	4.83		01/29/2018	1,000,000

	France
586,512	Maurel & Prom Drilling Services BV	2.9	2.23		09/15/2015	469,209

	Jamaica
285,750	Digicel International Finance Limited	1.8	3.75		03/31/2015	285,607

	Kazakhstan
800,000	Kazmunaigaz Finance Sub BV	4.9	2.36		07/15/2016	792,400

	Macedonia
523,810	Solway Investment Group Ltd.	3.2	6.15		05/09/2016	523,548

	Mongolia
885,513	Just Group LLC (e)	2.7	0.00	(d)	10/10/2014	442,757
162,275	MSC Holding LLC (Tranche A)	1.0	6.23		11/23/2015	161,301
389,460	MSC Holding LLC (Tranche B)	2.4	7.73		11/23/2017	385,955
		6.1				990,013

	Nigeria
765,369	PFX Funding Limited	4.7	3.98		06/15/2019	755,802

	Panama
533,337	Banana International Corporation (e)	2.8	0.00	(d)	06/15/2015	453,670

	Russia
500,000	Mechel (Tranche A) (e)	1.2	5.73		08/07/2015	200,000
500,000	Mechel (Tranche B) (e)	1.2	5.73		08/10/2015	200,000
		2.4				400,000

	Sierra Leone
554,029	African Minerals (e)	2.4	5.82		03/30/2017	387,820

	Ukraine
208,333	Metinvest BV	0.7	4.90		05/31/2015	114,583

	United Arab Emirates
571,429	Ammalay Commodities Dubai, REI-AGRO INDIA (e)	1.1	6.22		04/29/2016	171,429

	Total Corporate Bank Loans (Cost $10,088,285):	51.1				8,273,248

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, December 31, 2014 (Unaudited) (continued)

Principal		Percentage of	Coupon	Maturity
Amount		Net Assets	Rate (a)	Date	Fair Value

	Government Issued Term Loans:

	Angola
700,000	Ministry of Finance of the Republic of Angola	4.3	5.83	02/24/2018	697,200

	Tanzania
1,250,000	Tanzania, Ministry of Finance	7.7	6.13	03/03/2021	1,249,374

	Total Government Issued Term Loans (Cost $1,941,143):	12.0			1,946,574

	Total Long-Term Investments (Cost $13,044,639):	69.3			11,217,322

	Short-Term Investment:

	Money Market Fund
	United States
	First American Government Obligations Fund, 0.01% (f)	25.8			4,172,229

	Total Short-Term Investment (Cost $4,172,229):

	Total Investments (Cost $17,216,868):	95.1%			$15,389,551

(a)	Variable rate.
(b)	144a restricted security.
(c)	Private placement.
(d)	Zero rate coupon.
(e)	Illiquid security.
(f)	7-day yield.

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments (continued)
December 31, 2014 (Unaudited)

Percentage of
Sector	Net Assets
Asset Backed Securities	6.20%
Basic Industry	14.40%
Conglomerate	3.40%
Consumer Non-Cyclical	3.90%
Energy	21.10%
Services	14.20%
Telecommunication	1.80%
Utility	4.30%

Total Long Term Investments	69.30%
Money Market Fund	25.80%

Total Investments	95.10%

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments (continued)
Investment Country Representation as of December 31, 2014 (Unaudited)
(% of Total Investments)

*Represents Money Market Fund.

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

1.	Organization

City National Rochdale International Trade Fixed Income Fund (the “Fund”) is a Delaware statutory trust formed in May 2008.  The Fund is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end management investment company.  The Fund commenced operations on August 1, 2012.  The Fund’s investment objective is to provide interest income from investments in floating rate trade finance related securities and other floating and fixed income securities.

The Fund is non-diversified. Compared to a diversified fund, it may invest a higher percentage of its assets among fewer issuers of portfolio securities.  This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

City National Rochdale, LLC (the “Manager” or “Adviser”) is the investment adviser to the Fund and a related party.  The Manager is a wholly-owned subsidiary of City National Bank.  The Manager has selected GML Capital LLP, a limited liability partnership formed in England (the “Sub-Adviser”) as sub-investment adviser with respect to the Fund.

The Fund pursues its investment objectives by investing primarily in trade finance, structured trade finance, export finance and project finance loans and other forms of debt obligations of companies, banks or other entities (including sovereign entities) located primarily in or having exposure to global emerging and frontier markets.

Trade finance is a long-established form of commercial financing that involves providing producers, traders, distributors and end users with short and medium term loans or other forms of debt obligations.   Trade finance is a major loan asset class for many of the world’s commercial banks as trade finance is an important source of funding in emerging markets.  Trade finance is typically used to finance critical commodity imports such as soft commodities (e.g., rice, wheat and soybeans) required to feed the population and oil, coal, ferrous and non-ferrous metals which provide inputs for the functioning of an evolving economy.  For emerging economies that are exporters of commodities, payments made in advance (“prepayments”) and prior to export sale (“pre-export finance”) provide a way for banks or other lenders to lend to local producers against future earnings.

The Fund’s investments consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects.  These are expected to include, but are not limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange and other negotiable instruments, as well as insurance covering trade and trade credits.  The

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

1.	Organization (continued)

Fund may engage in such investments by way of purchase, assignment, participation, guarantee, insurance, derivative or any other appropriate financial instrument.  The Fund may also take positions in traditional assets including bonds, equities, and foreign exchange instruments, as well as derivatives for the purpose of hedging and investment.  Under normal circumstances, the Fund will invest at least 80% of its total assets in trade finance related fixed income securities.  Up to 20% of the Fund’s assets may be invested in other types of securities and money market instruments.  It is the Sub-Adviser’s intent to focus the Fund’s investments in trade finance related fixed income securities.

At least 25% of the Fund’s total assets will be invested so that in the Sub-Adviser’s opinion either (i) such securities can be sold or disposed of in the ordinary course of business at approximately the price used in computing the Fund’s net asset value during ordinary times, in the period of time equal to the period of time available to the Fund for paying redemption proceeds, or (ii) a sufficient amount of securities will mature before the next Redemption Payment Date.  This policy is fundamental and may only be changed by a vote of Shareholders. In the event that the volatility of the price of a security constituting an investment by the Fund is greater than 135% of such security’s average volatility during the previous three years (in cases where the historical volatility of such security can reasonably be determined), such security will be deemed to be a security which cannot be sold or disposed of in the ordinary course.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Offering Memorandum of the Fund.

On December 3, 2014 the Board of Trustees approved an amended and restated plan of liquidation to redeem all outstanding shares of the Fund. The Fund is no longer accepting new subscriptions and has suspended all exchange transactions between investors. The Fund filed an application for deregistration with the Securities Exchange Commission on December 23, 2014 in order to cease to be an Investment Company as defined by the Investment Company Act of 1940, as amended. The Fund is no longer pursuing its investment objective.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

2.    Significant Accounting Policies (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities (see Note 3 – Investments).

Investments Valuation

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or the OTC Bulletin Board will be valued at their last composite sale prices as reported at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.  Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where such securities are primarily traded.  If no sales of particular securities are reported on a particular day, the securities will be valued based on their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer, or pricing service.  Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s net asset value per share.  Other securities for which market quotations are readily available will generally be valued at their bid prices, or ask prices in the case of securities held short, as obtained from the appropriate exchange, dealer, or pricing service.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).

Debt securities will be valued in accordance with the Fund’s valuation procedures, which generally relies on a third-party pricing system, agent, or dealer selected by the Sub-Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading.  When appropriate the Manager may determine a security’s fair value based on an assessment of multiple factors, including the value provided by an independent third party, but which may not agree with the specific price from such third party providing such service.  The Board will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost (or, if purchased at a discount, then at its accredited cost), so long as such valuations are determined by the Board in good faith to represent fair value.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

2.    Significant Accounting Policies (continued)

Investments Valuation (continued)

With respect to other securities and investments, securities for which market quotations are available, but which are restricted as to salability or transferability, are valued as provided above, based on the nature and term of the restrictions.  Investments valued under this methodology are considered Level 2 assets.

The Sub-Adviser generally selects trade finance-related securities for investment by the Fund to be held to maturity, and the Manager’s Fair Value Committee will base its estimation of fair value on this presumption.  Where the Sub-Adviser decides that the Fund will not hold the security to maturity, the basis of its fair value estimates will differ.  In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset.  When making a determination of the fair value of a trade finance-related security, the Sub-Adviser may furnish the Fair Value Committee with a variety of factors that will include but not be limited to: (1) the cost and/or repayment performance of the underlying trade finance-related security, (2) the last reported price at which the investment was traded, (3) information regarding the investment, the issuer and its sector, country or region, (4) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports, (5) any publicly announced transaction involving the issuer, (6) comparisons to other investments or to financial indices that are correlated to the investment, (7) with respect to fixed income investment, changes in market yields and spreads, and/or (8) other factors that might affect the investment’s value.  The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Fair Value Committee will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology for determining the valuation.  Where investments are valued using this methodology and are valued by the Fair Value Committee, they will be considered Level 3 assets.  Where investments are valued independently by a third party, such as Debtdomain, using such a methodology they will be considered Level 2 assets.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Realized and unrealized gains and losses are included in the determination of income.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

2.    Significant Accounting Policies (continued)

Fund Expenses

The Fund pays its expenses, other than such expenses that the Manager assumes (pursuant to the Investment Management Agreement) or waives and/or reimburses (pursuant to the Manager’s agreement to waive and/or reimburse the Fund’s expenses).  The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the organization of the Fund, including any offering expenses; brokerage commissions; interest and fees on any borrowings by the Fund; fees and expenses of outside legal counsel (including fees and expenses associated with review of documentation for prospective investments by the Fund), including foreign legal counsel; independent auditors; fees and expenses in connection with repurchase offers and any repurchases of Shares; taxes and governmental fees (including tax preparation fees); custody fees; expenses of preparing, printing, and distributing offering memoranda or prospectuses, statements of additional information, and any other material (and any supplements or amendments thereto), reports, notices, other communications to Shareholders, and proxy material; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Shareholders’ meetings; expenses of corporate data processing and related services; Shareholder record keeping and Shareholder account services, fees, and disbursements; fees and expenses of the Trustees that the Manager, the sales agent RIM Securities LLC, an affiliate of the Manager (the “Sales Agent”), or their affiliates do not employ; insurance premiums; fees for Investor Services, extraordinary expenses such as litigation expenses.  The Fund may need to sell its holdings to pay fees and expenses, which could cause the Fund to realize taxable gains.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders.  Therefore, no federal income tax provision is required.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

2.    Significant Accounting Policies (continued)

Federal Income Taxes (continued)

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require an accrual or that could affect the Fund’s liquidity or future cash flows pursuant to relevant income tax regulations.  The Fund has concluded that there is no impact of the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on its tax returns since inception of the Fund.  As of December 31, 2014, the Fund’s tax year since inception and fiscal year ended June 30, 2013 remain open and subject to examination by relevant taxing authorities.

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations.  The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Distributions to Shareholders

Distributions paid to shareholders by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, regardless of how long a shareholder has held his or her shares.  All other dividends paid to a shareholder by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax at the ordinary income rate.

Dividends and other taxable distributions are taxable to a shareholder even if they reinvested in additional shares of the Fund.  Dividends and other distributions paid by the Fund are generally treated as being received by a shareholder at the time the dividend or distribution is made.  If, however, the Fund pays a shareholder a dividend in January that was declared in the previous October, November or December and a shareholder was a shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by such shareholder on December 31 of the year in which the dividend was declared.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

2.    Significant Accounting Policies (continued)

Distributions to Shareholders (continued)

The price of shares purchased at any time may reflect the amount of a forthcoming distribution.  If a shareholder purchases shares just prior to a distribution, he or she will receive a distribution that will be taxable to him or her even though it represents in part a return of his or her invested capital.

Subsequent Events

Management has evaluated events and transactions that occurred subsequent to December 31, 2014 through the date the financial statements have been issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

3.	Investments

The following are the classes of investments at December 31, 2014 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Long-Term Investments	(Level 1)	(Level 2)	(Level 3)	Total
Asset Backed Securities	$-	$997,500	$-	$997,500
Corporate Bank Loans	-	6,417,572	1,855,676	8,273,248
Government Issued Term Loans	-	1,946,574	-	1,946,574

Short-Term Investments
Money Market Fund	$4,172,229	$-	$-	$4,172,229

Total Investments	$4,172,229	$9,361,646	$1,855,676	$15,389,551

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

3.	Investments (continued)

The following is a schedule of transfers out of Level 2 for the Fund:

	Transfers out of Level 2 (1)	Transfers into Level 3 (1)
Corporate Bank Loans	$(959,249)	$959,249

The following is a reconciliation of Level 3 assets of which significant unobservable inputs were used to determine fair value:

Investments in Securties, at value
Balance as of June 30, 2014	$1,056,115
Accrued discounts/premiums	(566)
Realized gain/(loss)	1,531
Change in unrealized appreciation/(depreciation)	(38,168)
Purchases	-
Sales	(122,485)
Transfers into/out of Level 3 (1)	959,249
Balance as of December 31, 2014	$1,855,676

(1)
Transfers between Level 2 and Level 3 relate to the determination of the Fair Value Committee to discount the values of five bank loans on December 31, 2014.  Transfers between levels are recognized at the end of the reporting period.

Quantitative information about Level 3 Fair Value Measurements held in the Fund:

Type of Securities	Fair Value at December 31, 2014	Valuation Technique	Unobservable Input	Range
Corporate Bank Loans	$1,855,676	Discounted Cash Flows	Expected Settlement	50% - 95.50%
			Discount Rate	8% - 15%

The securities were valued using a discounted cash flow model. A decrease in the expected settlement or increase in the discount rate applied would cause the securities to decrease in value.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

4.	Concentration of Credit Risk

The Fund is subject to credit risk to the extent that any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf.  Management monitors the financial institutions and does not anticipate any losses from those counterparties.

5.	Investment Management

The Fund has an Investment Management Agreement (the “Agreement”) with the Adviser, an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”), to serve as the investment adviser for the Fund.  Under the terms of the Agreement, the Fund compensates the Manager for its management services at the annual rate of 0.70% of the Fund’s month end net assets. Effective September 1, 2014, the Manager has agreed to waive its compensation through the Fund’s liquidation.

The Manager entered into a Sub-Investment Advisory Agreement (“Sub-Investment Advisory Agreement”) with the Sub-Adviser, a limited liability partnership formed in England whose Managing Member is GML International Limited.  The Sub-Adviser is an investment adviser registered under the Advisers Act. The Sub-Adviser has investment discretion to manage the investments of the Fund and is responsible for performing credit analysis and due diligence on each specific investment included in the portfolio and overall portfolio risk management, subject to the general supervision of the Manager. Out of the 0.70% investment management fee, the Manager retains 0.25% and compensates the Sub-Adviser at the annual rate of 0.45%. Effective September 1, 2014, the Sub-Adviser has agreed to receive a reduced rate of compensation accrued based only on the Fund’s remaining investments.

For the six months ended December 31, 2014, management fees of $57,241 were incurred by the Fund.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

6.	Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Fund to the extent needed to limit the Fund’s combined annual operating expenses, excluding taxes, interest, commissions, or extraordinary expenses, to 1.50% of net assets (the “Expense Limitation Agreement”). To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limit in effect at the time the expenses were reimbursed or at the time these payments are proposed.

7.	Investor Servicing Arrangements

The Fund will pay a fee to the Sales Agent to reimburse it for payments made to broker-dealers and certain financial advisers that have agreed to provide ongoing investor services to investors in the Fund that are their customers (“Investor Service Providers”).  This fee will be paid quarterly and will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.20% (on an annualized basis) of the aggregate value of outstanding Shares held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar month (before any repurchase of Shares); or (ii) the Sales Agent’s actual payments to the Investment Service Provider.

As of September 30, 2014 the Investment Service Providers have agreed to waive all fee payments from the Fund.

For the six months ended December 31, 2014, Investor Servicing fees of $9,757 were incurred by the Fund.

8.	Loan Servicing Agreement

The Sub-Adviser also acts as the Fund’s loan servicing agent.  Under the terms of the Loan Servicing Agreement among and between the Manager, the Fund and the Sub-Adviser (the “Loan Servicing Agreement”), the Sub-Adviser will communicate the details of all loan purchases and sales to the administrator, reconcile the Fund’s cash accounts with the cash account records of the custodian and provide such reconciliations to the administrator, communicate with obligors in relation to their timely making of interest, principal and/or amortization payments in relation to loan assets owned by the Fund and in order to resolve wire transmission queries with respect of any such payments, notify the Manager following a

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

8.	Loan Servicing Agreement (continued)

failure of an obligor to make any scheduled payment, provide the Manager with reports in respect of loan servicing, act as the central point of contact for clarification queries from the custodian and administrator, and maintain an up-to-date “Sub-Adviser Portfolio Blotter” of all interest, principal and amortization payments in relation to loan assets owned by the Fund.  For its services provided under the Loan Servicing Agreement, the Fund pays the Sub-Adviser the following fees: (a) an upfront, one time, set-up fee of $10,000 and (b) a monthly fee payable in arrears as the greater of (i) $2,291 or (ii) either (x) 0.025% of the gross assets of the Fund if total gross assets are less than or (y) 0.0225% of the gross assets of the Fund if total gross assets are greater than $1 billion.

For the six months ended December 31, 2014, loan servicing fees of $24,556 were incurred by the Fund.

9.	Administration Servicing Fee

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under the Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Shareholders of the Fund; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee from the Fund at an annual rate of 0.03% for the first $150 million, 0.0225% for the next $250 million and 0.015% thereafter of average net assets, with a minimum annual fee of $28,000.

For the six months ended December 31, 2014, administration servicing fees of $22,382 were incurred by the Fund.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

10.	Shareholders’ Equity

Shareholders must subscribe for a minimum initial investment in the Fund of $50,000, with a minimum of $25,000 for an additional investment. These minimums may be waived by the Sales Agent.  Brokers selling Shares may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services.  Shareholders may be charged a sales load of 1.50% on subscriptions of less than $500,000 and 1.00% on subscriptions equal to or greater than $500,000.  The Fund is an illiquid investment and no Shareholder will have the right to require the Fund to redeem its Shares.

The Shares are subject to substantial restrictions on transferability and resale.  Although the Fund may offer to repurchase Shares from time to time, it is not obligated to do so and Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for interests or Shares of any other fund, as the Fund is a closed-end investment company.

11.	Investment Transactions

For the six months ended December 31, 2014, excluding short-term securities and U.S. Government securities, purchases of investments amounted to $521,250 and sales of investments amounted to $11,581,433.  There were no purchases or sales of U.S. Government securities during six months ended December 31, 2014.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

12.	Tax Information

As of June 30, 2014, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

Cost of investments for tax purposes	$30,050,371

Gross tax unrealized appreciation	124,297
Gross tax unrealized depreciation	(808,243)
Net tax unrealized depreciation on investments	(683,946)

Undistributed ordinary income	1
Undistributed long-term capital gains	-
Distributable earnings	1

Other accumulated loss	(600,867)

Total accumulated loss	(1,284,812)

The tax composition of distributions for the period was as follows:

	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Period August 1, 2012 (commencement of operations) to June 30, 2013
Ordinary Income	$380,360	$1,517,669	$110,617
Long-Term Capital Gain	-	-	-
Total Distributions	$380,360	$1,517,669	$110,617

The percentage of taxable ordinary income distributions for the year ended June 30, 2014 that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fund is 6.12%.

City National Rochdale International Trade Fixed Income Fund

Notes to Financial Statements

December 31, 2014 (Unaudited)

12.	Tax Information (continued)

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses and reclassifications of paydown gains and losses. These classifications have no effect on net assets or net asset value per share. For the year ended June 30, 2014, the following table shows the reclassification made:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid In Capital
$71	$7	$(78)

As of June 30, 2014, the Fund has a net capital loss carry forward of $288,464 for federal income tax purposes which is available to reduce future required distributions of net capital gains to shareholders.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year.  As of June 30, 2014 the Fund deferred, on a tax basis, a post-October capital loss of $312,403.

City National Rochdale International Trade Fixed Income Fund

Financial Highlights

				Period August 1, 2012
	Six Months Ended		Year Ended	(commencement) to
	December 31, 2014		June 30, 2014	June 30, 2013
PER SHARE OPERATING PERFORMANCE
Net Asset Value, beginning of period	$23.97		$25.39	$25.00

Income from Investment Operations:
Net investment income	0.52		0.80	0.54
Net realized and unrealized loss on investments	(1.09)		(0.92)	(0.03)
Total from investment operations	(0.57)		(0.12)	0.51

Less Distributions:
From net investment income	(0.54)		(1.22)	(0.11)
From net realized gain	-		(0.08)	(0.01)
Total distributions	(0.54)		(1.30)	(0.12)
Net asset value, end of period	$22.86		$23.97	$25.39

TOTAL RETURN - NET	-2.35	% (1)	-0.50%	2.07	% (1)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$16,203		$29,314	$27,211
Portfolio Turnover	2.90	% (1)	66.34%	36.30	% (1)

Ratio of Net Investment Income to Average Net Assets:
Before waivers/reimbursements or recoupment	2.41	% (2)	2.85%	1.53	% (2)
After waivers/reimbursements or recoupment	2.89	% (2)	3.36%	2.70	% (2)

Ratio of Expenses to Average Net Assets:
Before waivers/reimbursements or recoupment	1.99	% (2)	2.01%	2.67	% (2)
After waivers/reimbursements or recoupment	1.50	% (2)	1.50%	1.50	% (2)

(1)	Not Annualized
(2)	Annualized

Total return is calculated for all Shareholders taken as a whole and an individual Shareholder's return may vary from these Fund returns based on the timing of capital transactions.

The expense ratios are calculated for all Shareholders taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Shareholder's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

BOARD APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board of Trustees (the “Board”) of City National Rochdale International Trade Fixed Income Fund (the “Fund”) is comprised of eight Trustees, six of whom are independent of the Fund’s investment adviser (the “Independent Trustees”).  During the six months ended December 31, 2014, the Board and the Independent Trustees approved renewal of the Fund’s advisory agreement with City National Rochdale, LLC (the “Adviser”), and the Adviser’s sub-advisory agreement with GML Capital LLP (“GML”) with respect to the Fund, as described below.

General Information

The following information summarizes the Board’s considerations associated with its review of the agreements. In connection with its deliberations, the Board considered such information and factors as the Board members believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by the Adviser and GML.  In considering these matters, the Independent Trustees discussed the approval of the agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or GML were present.

The Board reviewed extensive materials regarding investment results of the Adviser and GML, advisory fee and expense comparisons, financial information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund. The Board also took into account information it received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered.  In addition, each Board member did not necessarily attribute the same weight to each matter.  However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

City National Rochdale, LLC

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser, the Board considered a variety of matters, including the background, education and experience of the Adviser’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of the Adviser’s senior management; its investment philosophy and processes, including sub-adviser oversight processes; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements; and its disaster recovery and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of the Fund compared with its benchmark indexes as of June 30, 2014, and observed that the Fund had underperformed its benchmarks, the 3-month LIBOR plus 300 basis points and the 6-month LIBOR plus 300 basis points, for the one-year period (by 3.86% and 3.74%, respectively), and the period since inception (by 5.38% and 5.22%, respectively).   The Board considered the Adviser’s explanation that when the Adviser had first launched the Fund’s strategy several years ago, the strategy’s investment risk was similar to that of money market funds and generally produced higher returns than such funds, but that in the current market environment, the strategy’s returns had decreased.  The Board further noted the Adviser’s observation that the costs of the Fund’s compliance with anti-money laundering requirements, which are particularly burdensome because the Adviser is owned by a bank, were relatively high. The Board noted that Fund management was considering recommending the windup of the Fund. The Board concluded that under all the circumstances, the Adviser had provided satisfactory management and oversight services to the Fund and should continue to do so pending a determination about the future of the Fund.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the advisory fee charged by the Adviser to the Fund and the total expenses of the Fund (as a percentage of the Fund’s average annual net assets).  The Board noted that it was difficult to gather a peer group for comparison due to the unique investment strategy of the Fund and lack of public information regarding the Fund’s competitors.  The Board reviewed fee and expense information from samples of closed-end funds and private funds with alternative investment strategies compiled by U.S. Bancorp Fund Services, LLC, the Fund’s administrator, in consultation with the Adviser, using data from Morningstar, Inc.

The Board observed that the investment advisory fee paid by the Fund was lower than the median advisory fee of a sample of 269 peer alternative funds.  The Board noted that the Adviser does not manage assets of any other clients using the same strategies as those used by the Fund and therefore it could not compare the fees charged by the Adviser to the Fund to those charged to its other clients.  The Board considered that the total expense ratio of the Fund was lower than the median total expenses of a peer group of 14 funds that voluntarily report their total expense ratios.  The Board concluded that the advisory fee charged by the Adviser to the Fund was fair and reasonable, and the total expenses of the Fund continued to be reasonable.

Profitability, Benefits to the Adviser and Economies of Scale

The Board considered information prepared by the Adviser relating to its costs and profits with respect to the Fund, and noted that the Fund was currently not generating profit for the Adviser because the Adviser was waiving fees pursuant to the Fund’s expense limitation agreement. The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund, including investment advisory fees paid to the Adviser; fees paid to the Adviser’s affiliate, RIM Securities, LLC, for providing distribution services to the Fund; benefits to City National Bank’s wealth management business as a result of the availability of the Fund to its customers; and the intangible benefits of the Adviser’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board noted the Adviser’s representation that no significant economies of scale with respect to the Fund had been realized in the last year.  The Board also noted that although there were no breakpoints in the Fund’s advisory fee schedule, based on the Adviser’s operations significant economies of scale were not likely to be realized until the asset level of the Fund was substantially higher than its current level.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to the Adviser with respect to the

Fund pursuant to its advisory agreement with the Fund is fair and reasonable in light of the nature and quality of the services being provided by it to the Fund and its shareholders, and that renewal of the agreement was in the best interest of the Fund and its shareholders.

GML Capital LLP

Nature, Extent and Quality of Services

In reviewing the services provided by GML, the Board considered a variety of matters, including the background, education and experience of GML’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of its senior management; its investment philosophy and processes; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements; and its disaster recovery and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board’s observations regarding the performance of the Fund are described above.  The Board concluded that GML continued to provide satisfactory services to the Fund.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the sub-advisory fees charged by GML.  They considered that GML advises three other fund clients using the same strategies as the Fund, and noted that two of those funds pay GML performance fees in addition to asset-based fees, while the Adviser only pays an asset-based fee with respect to the Fund.  The Board also considered the Adviser’s assessment that the sub-advisory fee paid by it to GML with respect to the Fund is relatively low.  The Trustees noted that the Adviser pays out of its advisory fees all sub-advisory fees to GML.

Benefits to GML

The Board considered the benefits received by GML as a result of its relationship with the Fund, including the sub-advisory fees paid to GML,  and the intangible benefits of GML’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board also considered that the asset levels of the Fund were relatively small and were currently not likely to lead to significant economies of scale.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to GML pursuant to its sub-advisory agreement is fair and reasonable in light of the nature and quality of the services being provided by GML to the Fund and its shareholders, and that renewal of the sub-advisory agreement was in the best interest of the Fund and its shareholders.

City National Rochdale International Trade Fixed Income Fund

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC at the end of the first and third fiscal quarters on Form N-Q within sixty days of the end of the quarter to which it relates.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale International Trade Fixed Income Fund

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date    February 24, 2015

By (Signature and Title) /s/ William O’Donnell
                                                 William O’Donnell, Treasurer

Date    February 24, 2015